NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ 1,708,113	S/ 1,531,418	S/ 1,212,198
Life insurance contracts [member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	1,244,771	901,239	636,867
General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	194,739	315,381	277,931
Health insurance contracts [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	268,603	314,798	297,400
Gross claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	1,991,154	1,852,793	1,580,167
Gross claims [Member] | Life insurance contracts [member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	1,383,344	1,001,671	737,982
Gross claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	326,183	524,142	535,003
Gross claims [Member] | Health insurance contracts [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	281,627	326,980	307,182
Ceded claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(283,041)	(321,375)	(367,969)
Ceded claims [Member] | Life insurance contracts [member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(138,573)	(100,432)	(101,115)
Ceded claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(131,444)	(208,761)	(257,072)
Ceded claims [Member] | Health insurance contracts [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ (13,024)	S/ (12,182)	S/ (9,782)